Intangible Assets (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 07, 2020	Feb. 28, 2023	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Direct ownership of equity			98.47%
Impairment loss	$ 14,310		$ 6,172	$ 20,482	$ 202
Percentage of voting interest	100.00%	100.00%
Acquisition amount		$ 3,600
Aggregate upfront payment		3,500
Long term milestones aggregate amount		94,000
Intangible assets recoverable amount percentage				18.00%
Aggregate shareholders of immunorizon (in Shares)				7,360,000
Ads [Member]
Intangible Assets [Line Items]
Aggregate upfront payment		$ 3,500
Ordinary shares (in Shares)		11,076